American AAdvantage Mileage Funds
 Supplement dated June 13, 1997 to the Prospectus dated March 1,
                              1997

  On May 31, 1997, Morgan Stanley Group Inc. and Dean Witter,
Discover & Co. merged to form Morgan Stanley, Dean Witter,
Discover & Co.  As of that date, Morgan Stanley Asset Management
Inc., an investment adviser to the American AAdvantage
International Equity Fund, became a subsidiary of Morgan Stanley,
Dean Witter, Discover & Co.